OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Work in progress	$ 118	$ 170
Prepayments and other assets	871	757
Assets held for sale	166	2,042
Total current	1,155	2,969
Non-current
Prepayments and other assets	877	343
Total non-current	$ 877	$ 343